United States Securities and Exchange Commission Washington, D.C. 20549
Form 13F, Form 13F Cover Page Report for quarter ended: Sept. 30, 2001 Institutional Investment Manager Filing this Report: Affinity Wealth Management
Address: 1702 Lovering Avenue Wilmington, DE 19806 13F file number: 28-01902 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral part of this form.
Person signing this report on behalf of reporting manager: Anitra Cunningham
Title: Admin. Assistant Phone: 302-254-6126 Signature, Place, and
Date of Signing: Anitra Cunningham, Wilmington, DE November 15, 2001
Report type: 13F Holding Report
Report Summary: 74 data records	$60,120,000

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                                                         Affinity Wealth Management, Inc.
                                                              FORM 13F
                                                        Discretionary Clients
                                                         September 30, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADP                            COM              053015103      379 8047.000 SH       Sole                 8047.000
Aflac, Inc.                    COM              001055102      343 12716.000SH       Sole                12716.000
Alltel Corp                    COM              020039103      539 9308.000 SH       Sole                 9308.000
Ambac Financial                COM              023139108      489 8946.000 SH       Sole                 8946.000
American Intl Group            COM              026874107      461 5908.000 SH       Sole                 5908.000
Autodesk Inc                   COM              052769106      375 11691.000SH       Sole                11691.000
Bank of New York               COM              064057102      274 7831.000 SH       Sole                 7831.000
Bed Bath & Beyond Inc          COM              075896100      497 19510.000SH       Sole                19510.000
Brinker International          COM              109641100      248 10484.000SH       Sole                10484.000
Bristol Myers Squibb           COM              110122108      514 9260.000 SH       Sole                 9260.000
CSG Systems                    COM              126349109      339 8271.000 SH       Sole                 8271.000
Cisco Systems                  COM              17275R102      308 25314.000SH       Sole                25314.000
CitiGroup                      COM              172967101      422 10421.908SH       Sole                10421.908
Compass Bancshares             COM              20449h109      321 12337.000SH       Sole                12337.000
Conoco                         COM              208251306      495 19521.500SH       Sole                19521.500
Danaher                        COM              235851102      203 4293.000 SH       Sole                 4293.000
DuPont                         COM              263534109      306 8153.278 SH       Sole                 8153.278
Duke Energy Corp               COM              264399106      519 13716.000SH       Sole                13716.000
Dynegy Inc                     COM              26816q101      396 11442.000SH       Sole                11442.000
EMC Corp/Mass                  COM              268648102      168 14295.000SH       Sole                14295.000
Echo Bay Mining                COM              278751102        8 12000.000SH       Sole                12000.000
Elan Corp PLC                  COM              284131208      510 10535.000SH       Sole                10535.000
Ensco Int'l                    COM              26874Q100      269 18428.000SH       Sole                18428.000
Exxon Mobil                    COM              30231G102      642 16298.000SH       Sole                16298.000
Forest Labs Inc.               COM              345838106      360 4991.000 SH       Sole                 4991.000
Gannett Co Inc                 COM              364730101      374 6217.000 SH       Sole                 6217.000
General Electric               COM              369604103      207 5560.000 SH       Sole                 5560.000
Gillette                       COM              375766102      337 11301.000SH       Sole                11301.000
IBM                            COM              459200101      257 2782.000 SH       Sole                 2782.000
Intel                          COM              458140100      227 11120.000SH       Sole                11120.000
Interpublic Group              COM              460690100      452 22168.000SH       Sole                22168.000
Johnson & Johnson              COM              478160104      418 7540.000 SH       Sole                 7540.000
Lowe's Companies               COM              548661107      351 11090.000SH       Sole                11090.000
Marshall & Ilsley              COM              571834100      427 7533.000 SH       Sole                 7533.000
Mercantile Bank                COM              587405101      232 5836.000 SH       Sole                 5836.000
Merck & Co Inc                 COM              589331107      393 5895.000 SH       Sole                 5895.000
Microsoft Corp                 COM              594918104      263 5144.000 SH       Sole                 5144.000
Nabors Industries              COM              629568106      256 12226.000SH       Sole                12226.000
NiSource                       COM              65473P105      507 21742.000SH       Sole                21742.000
Nokia                          COM              654902204      209 13329.000SH       Sole                13329.000
Northern Trust                 COM              665859104      256 4870.000 SH       Sole                 4870.000
Pepsico                        COM              713448108      378 7797.000 SH       Sole                 7797.000
Protective Life Corp           COM              743674103      841 28995.000SH       Sole                28995.000
Questar                        COM              748356102      475 23523.000SH       Sole                23523.000
SPX Corporation                COM              784635104      315 3802.000 SH       Sole                 3802.000
Sensient Technologies          COM              81725t100      202 10857.000SH       Sole                10857.000
Sigma-Aldrich                  COM              826552101      537 11882.000SH       Sole                11882.000
Sovereign Bancorp              COM              845905108      736 77517.000SH       Sole                77517.000
Stryker Corporation            COM              863667101      560 10581.000SH       Sole                10581.000
Sysco                          COM              871829107      410 16040.000SH       Sole                16040.000
Tech Data Corp                 COM              878237106      303 8006.000 SH       Sole                 8006.000
Tiffany & Co                   COM              886547108      233 10772.000SH       Sole                10772.000
Tyco International             COM              902124106      484 10628.000SH       Sole                10628.000
Verizon Communications         COM              92343V104      493 9114.000 SH       Sole                 9114.000
Vishay Intertechnology         COM              928298108      200 10883.000SH       Sole                10883.000
Wendy's International          COM              950590109      637 23896.000SH       Sole                23896.000
Wilmington Trust Company       COM              971807102      398 7216.000 SH       Sole                 7216.000
Wrigley Wm Jr Co               COM              982526105      286 5570.000 SH       Sole                 5570.000
Zions Bank                     COM              989701107      230 4294.000 SH       Sole                 4294.000
Central Securities                              155123102      534    23333 SH       Sole                    23333
Royce Value Trust                               780910105      802    61017 SH       Sole                    61017
S&P 400 Midcap Depository Rece                  595635103      250     3159 SH       Sole                     3159
Frank Russell Income/Value Equ MF               FRIVE          204 4681.572 SH       Sole                 4681.572
Janus Growth & Income          MF               471023200     3764 137387.340SH      Sole               137387.340
MSIF Mid Cap Growth            MF               552913782     3806 257154.605SH      Sole               257154.605
Nationwide Managed Sep Balance MF                              217 205164.890SH      Sole               205164.890
Nationwide Managed Sep Equity  MF                              238 217800.910SH      Sole               217800.910
Principal Stock Index 500      MF               psi500          13 13252.460SH       Sole                13252.460
Royce Low Priced Stock         MF               780905808     6693 730641.504SH      Sole               730641.504
Selected American Shares       MF               816221105     6257 224200.486SH      Sole               224200.486
Vanguard Index 500             MF               922908108     1009 10503.879SH       Sole                10503.879
Vanguard Windsor               MF                              197 13999.727SH       Sole                13999.727
Wasatch Small Cap Growth       MF               936772102     5017 191653.360SH      Sole               191653.360
Weitz Series Value             MF               949045108     8849 274219.324SH      Sole               274219.324
REPORT SUMMARY                 74 DATA RECORDS               60120            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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